Derivative Financial Instruments - Classification On The Balance Sheet For The Periods Indicated (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Asset Derivatives
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Total	$ 23,861	$ 64,714
Liability Derivatives
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Total	$ 81,422	$ 18,593
Asset Derivatives
Asset Derivatives
Derivatives designated as hedging instruments, assets, at fair value	16	0
Derivatives not designated as hedging instruments, Interest rate swaps, Other assets	23,567	64,338
Derivatives not designated as hedging instruments, Other assets	23,845	64,714
Asset Derivatives | Risk participation agreements
Asset Derivatives
Derivatives not designated as hedging instruments, Other assets	78	315
Asset Derivatives | Foreign currency exchange contracts — matched customer book
Asset Derivatives
Derivatives not designated as hedging instruments, Other assets	198	61
Asset Derivatives | Foreign currency exchange contracts — foreign currency loan
Asset Derivatives
Derivatives not designated as hedging instruments, Other assets	2	0
Liability Derivatives
Liability Derivatives
Derivatives designated as hedging instruments, liabilities, at fair value	2,417	0
Derivative not designated as hedging instruments, Interest rate swaps, Other liabilities	78,577	17,880
Derivatives not designated as hedging instruments, Other liabilities	79,005	18,593
Liability Derivatives | Risk participation agreements
Liability Derivatives
Derivatives not designated as hedging instruments, Other liabilities	130	580
Liability Derivatives | Foreign currency exchange contracts — matched customer book
Liability Derivatives
Derivatives not designated as hedging instruments, Other liabilities	205	46
Liability Derivatives | Foreign currency exchange contracts — foreign currency loan
Liability Derivatives
Derivatives not designated as hedging instruments, Other liabilities	$ 93	$ 87